WELLS
                                  MUTUAL FUNDS


                                                                 FILED VIA EDGAR
                                                                 ---------------

September 28, 2007


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:      Wells Family of Real Estate Funds
                  File Nos. 811-08355; 333-35677


Ladies and Gentlemen:

      We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Letter to Shareholders, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of Wells S&P REIT Index Fund, a series of Wells Family of Real Estate Funds, in connection with the Special Meeting of Shareholders scheduled to be held on November 30, 2007. The proxy materials are expected to be first mailed to shareholders on or about October 15, 2007.

      Please contact the undersigned at 513/587-3403 with your questions and comments concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary






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P.O. Box 46707   Cincinnati, Ohio 45247-0707   Phone: 1-800-282-1581    Fax: 513-587-3450   www.wellsref.com
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